Company Information - Research tax credit (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020
Provision for CIR risk related to tax audit for the year ended December 31, 2018
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 4.2
Provision for CIR risk related to tax audit for the year ended December 31, 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 4.3
Provision for CIR risk related to tax audit for the year ended December 31, 2018 and 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received		€ 8.4